UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Tiger Management L.L.C.

Address:   101 Park Avenue
           New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz             New York, New York           August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total: $469,189
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------             --------------     ---------  --------  ------------------  ----------  -------- -----------------------
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------             --------------     ---------  --------  -------  ---  ----  ----------  -------- --------  ------   ----
ACE LTD                       SHS             H0023R105   5,352    121,000  SH            SOLE        1      121,000    0        0
AMAZON COM INC                COM             023135106   2,317     27,700  SH            SOLE        1       27,700    0        0
AMERICAN INTL GROUP INC       COM             026874107     905     39,000  SH            SOLE        1       39,000    0        0
AMERICAN TOWER CORP           CL A            029912201   9,241    293,100  SH            SOLE        1      293,100    0        0
ANGEION CORP                  COM             03462H404     359    119,508  SH            SOLE        1      119,508    0        0
APPLE INC                     COM             037833100  16,408    115,200  SH            SOLE        1      115,200    0        0
ARCH CAP GROUP LTD            ORD             G0450A105   5,565     95,000  SH            SOLE        1       95,000    0        0
AXIS CAPITAL HOLDINGS         SHS             G0692U109   6,205    237,000  SH            SOLE        1      237,000    0        0
BAIDU INC                     SPON ADR REP A  056752108   2,660      8,835  SH            SOLE        1        8,835    0        0
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109   9,686    499,000  SH            SOLE        1      499,000    0        0
CANADIAN NAT RES LTD          COM             136385101  14,351    272,600  SH            SOLE        1      272,600    0        0
CARNIVAL CORP                 PAIRED CTF      143658300     256      9,950  SH            SOLE        1        9,950    0        0
COMCAST CORP NEW              CL A            20030N101   1,200     83,000  SH            SOLE        1       83,000    0        0
COMPANHIA DE BEBIDAS DAS AME  SPONSORED ADR   20441W104  20,357    314,000  SH            SOLE        1      314,000    0        0
ENCANA CORP                   COM             292505104   1,039     21,000  SH            SOLE        1       21,000    0        0
FIDELITY NATL INFORMATION SV  COM             31620M106  20,559  1,030,000  SH            SOLE        1    1,030,000    0        0
FIRST OPPORTUNITY FD INC      COM             33587T108      68     13,737  SH            SOLE        1       13,737    0        0
GENOPTIX INC                  COM             37243V100   8,840    276,321  SH            SOLE        1      276,321    0        0
GOLDMAN SACHS GROUP INC       COM             38141G104   2,536     17,200  SH            SOLE        1       17,200    0        0
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100  29,080    769,000  SH            SOLE        1      769,000    0        0
MASTERCARD INC                CL A            57636Q104  18,957    113,300  SH            SOLE        1      113,300    0        0
MAXIM INTEGRATED PRODS INC    COM             57772K101  17,417  1,110,100  SH            SOLE        1    1,110,100    0        0
MONSANTO CO NEW               COM             61166W101  17,291    232,600  SH            SOLE        1      232,600    0        0
NEXEN INC                     COM             65334H102  19,432    894,500  SH            SOLE        1      894,500    0        0
OCCIDENTAL PETE CORP DEL      COM             674599105  13,491    205,000  SH            SOLE        1      205,000    0        0
PARTNERRE LTD                 COM             G6852T105   6,170     95,000  SH            SOLE        1       95,000    0        0
QUALCOMM INC                  COM             747525103  18,374    406,500  SH            SOLE        1      406,500    0        0
RENAISSANCERE HOLDINGS LTD    COM             G7496G103   6,716    144,300  SH            SOLE        1      144,300    0        0
RYANAIR HOLDINGS PLC          SPONSORED ADR   783513104   3,776    133,022  SH            SOLE        1      133,022    0        0
SBA COMMUNICATIONS CORP       COM             78388J106   7,053    287,400  SH            SOLE        1      287,400    0        0
SEALED AIR CORP NEW           COM             81211K100     897     48,600  SH            SOLE        1       48,600    0        0
SEARS HLDGS CORP              PUT             812350956     821     68,400      PUT       SOLE        1       68,400    0        0
SEMPRA ENERGY                 COM             816851109   1,449     29,200  SH            SOLE        1       29,200    0        0
SKYWORKS SOLUTIONS INC        COM             83088M102  19,857  2,028,300  SH            SOLE        1    2,028,300    0        0
SONOCO PRODS CO               COM             835495102     572     23,870  SH            SOLE        1       23,870    0        0
STERLITE INDS INDIA LTD       ADS             859737207  12,569  1,010,335  SH            SOLE        1    1,010,335    0        0
SUNCOR ENERGY INC             COM             867229106   2,297     75,700  SH            SOLE        1       75,700    0        0
TALISMAN ENERGY INC           COM             87425E103  20,193  1,406,500  SH            SOLE        1    1,406,500    0        0
TERADATA CORP DEL             COM             88076W103  21,225    905,875  SH            SOLE        1      905,875    0        0
THERMO FISHER SCIENTIFIC INC  COM             883556102  14,139    346,800  SH            SOLE        1      346,800    0        0
TRANSDIGM GROUP INC           COM             893641100  12,210    337,300  SH            SOLE        1      337,300    0        0
ULTRA PETROLEUM CORP          COM             903914109  13,096    335,800  SH            SOLE        1      335,800    0        0
UNITEDHEALTH GROUP INC        COM             91324P102   8,731    349,500  SH            SOLE        1      349,500    0        0
VISA INC                      COM CL A        92826C839  13,946    224,000  SH            SOLE        1      224,000    0        0
WAL MART STORES INC           COM             931142103  19,474    402,033  SH            SOLE        1      402,033    0        0
WELLS FARGO & CO NEW          COM             949746101  22,052    909,000  SH            SOLE        1      909,000    0        0




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